Nov-16-06 03:27pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-629 P.003/004 F-671

Antonio Aliberti
Managing Director
Securities Operations

1375387

NYSE Group

06062147

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aaliberti@nyse.com

CERTINGS

RECD S.E.C.
NOV 16 2006
1088

November 16, 2006

1-33158

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, DWS DREMAN VALUE INCOME EDGE FUND, INC., common stock, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 16, 2006. Tentative listing date – November 22, 2006.

Sincerely,

PROCESSED
NOV 22 2006
THOMSON
FINANCIAL